General (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Accumulated deficits	$ (335,232)	$ (243,973)	$ (335,232)	$ (243,973)	$ (276,268)
Cash flows from operating activities	$ (17,577)	$ (12,279)	$ (57,402)	$ (35,059)	$ (48,627)
Response rate			with an overall response rate of 74 percent and a complete response rate of 68 percent.